Short-Term Invstment (Tables)	12 Months Ended
Sep. 30, 2021
Short-Term Invstment [Abstract]
Schedule of short-term invstment
	September 30, 2021	September 30, 2020
Beginning balance	$-	$-
Add: purchase wealth management financial products	15,330,660	-
Less: redemption	(1,801,927)	-
Accrued investment income	239,549	-
Foreign currency translation adjustments	(43,078)	-
Ending balance of short-term investments	$13,725,204	$-